Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 34	$ 95	$ 90	$ 95	$ 143	$ 0
Effective tax rates	(0.20%)	(0.70%)	(0.10%)	(0.40%)	(0.30%)	0.00%
Valuation allowance, deferred tax asset, increase decrease amount					$ 10,905	$ 4,002
Unrecognized tax benefits					0	0
Unrecognized tax benefits, income tax penalties and interest accrued					0	0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforward					91,700
Domestic Tax Authority | Tax Expirable Between 2030 and 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward					12,800
Domestic Tax Authority | Non Expirable
Operating Loss Carryforwards [Line Items]
Operating loss carryforward					78,900
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards					1,200
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforward					91,500
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards					800
Maximum
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 100				$ 100	$ 0